RESTRICTED CASH, CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]	Dec. 31, 2018	[2]
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash (current)		$ 812	$ 510	[1]	$ 2,543
Restricted cash (current)		227	995	[1]	0
Cash and cash equivalents		191,924	205,159	[1],[2]	$ 74,348	[2]	$ 91,868
Cash and cash equivalents, including restricted cash	$ 189,700	$ 192,963	$ 206,664

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[2]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of cash flows and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.